OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2019	2018

Advances from customers	$253	$5,700
Accrued expenses	3,887	3,346
Government authorities	3,061	3,356
Holdback and contingent earnout	1,575	484
Foreign currency derivative contracts	1,041	474
Provision for returns	163	191
Others	234	144

	$10,214	$13,695